Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Changes In Carrying Amount Of Goodwill) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Balance	$ 4,202,187	$ 4,216,085
Impairment	(10,684)		0
Acquisitions	18,199	97
Dispositions	0	(456)
Foreign currency	(33,022)	(974)
Other	60	(1,881)
Balance	4,187,424	4,202,187	4,216,085
CCME [Member]
Goodwill [Line Items]
Balance	3,234,807	3,236,688
Impairment	0
Acquisitions	17,900	0
Dispositions	0	0
Foreign currency	0	0
Other	60	(1,881)
Balance	3,252,767	3,234,807
Americas Outdoor Advertising [Member]
Goodwill [Line Items]
Balance	571,932	571,932
Impairment	0
Acquisitions	0	0
Dispositions	0	0
Foreign currency	0	0
Other	0	0
Balance	571,932	571,932
International Outdoor Advertising [Member]
Goodwill [Line Items]
Balance	278,202	290,316
Impairment	(10,684)
Acquisitions	0	0
Dispositions	0	(456)
Foreign currency	(33,022)	(974)
Other	0	0
Balance	245,180	278,202
Other [Member]
Goodwill [Line Items]
Balance	117,246	117,149
Impairment	0
Acquisitions	299	97
Dispositions	0	0
Foreign currency	0	0
Other	0	0
Balance	$ 117,545	$ 117,246